Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
WEP [member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	For awards made in 2023 and 2022, participants are entitled to receive a Woodside share on the vesting date, three years after the grant date.	Awards made in 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.	Awards made in 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
SWEP [member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	Each ER entitles the participant to receive a Woodside share on vesting date. Participants do not make any payment in respect of the ERs at grant or at vesting.
SWEP [member] | Woodside share or American Depositary share [Member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	Each ER entitles the participant to receive a Woodside share on the vesting date three years after the grant date.